Investments in Associates (Parenthetical) (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	80.00%
UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	14.29%	14.29%
Percentage of ownership interest including holding in treasury stock		14.29%	14.29%
Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	55.00%	55.00%
Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership	[1]	10.54%	10.54%
Korea Gas Corporation
Disclosure of joint ventures [line items]
Effective percentage of ownership		21.66%	21.66%
Korea Power Exchange
Disclosure of joint ventures [line items]
Effective percentage of ownership		100.00%	100.00%
Dongducheon Dream Power [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		34.01%	34.01%
Bottom of range [member] | Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%	50.00%
Bottom of range [member] | Saemangeum Sebit Power Plant Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%	50.00%
Bottom of range [member] | Korea Electric Power Corporation Fund [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%	50.00%
Bottom of range [member] | Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%
Bottom of range [member] | Nepal Water & Energy Development Company Private Limited
Disclosure of joint ventures [line items]
Effective percentage of ownership		50.00%	50.00%
Top of range [member] | UD4M Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%	20.00%
Top of range [member] | Environment and Energy Co., Ltd
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%	20.00%
Top of range [member] | Gangwon Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%	20.00%
Top of range [member] | KNOC Nigerian East Oil [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%	20.00%
Top of range [member] | Namjeongsusang Solar Power Operation Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Effective percentage of ownership		20.00%	20.00%

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.